Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Total current assets	$ 363,669	$ 420,519
Net property, plant and equipment	1,295,048	1,214,138
Other assets	51,085	42,886
Total assets	4,544,641	4,214,345
Current liabilities:
Current maturities of long-term debt	204,120	17,664
Total current liabilities	455,035	325,994
Long-term debt, net of deferred financing costs	2,684,568	2,539,026
Total liabilities	3,412,857	3,110,852
Stockholders’ equity	1,131,784	1,103,493	$ 1,069,528	$ 1,021,059
Total liabilities and stockholders’ equity	4,544,641	4,214,345
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
ASSETS
Total current assets	363,169	420,019
Net property, plant and equipment	1,295,048	1,214,138
Intangibles and goodwill, net	2,824,219	2,526,182
Other assets	45,450	37,603
Total assets	4,527,886	4,197,942
Current liabilities:
Current maturities of long-term debt	204,120	17,664
Other current liabilities	245,748	304,322
Total current liabilities	449,868	321,986
Long-term debt, net of deferred financing costs	2,684,568	2,539,026
Other noncurrent liabilities	273,254	245,832
Total liabilities	3,407,690	3,106,844
Stockholders’ equity	1,120,196	1,091,098
Total liabilities and stockholders’ equity	4,527,886	4,197,942
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Lamar Media [Member]
ASSETS
Total current assets	4,653	87,167
Other assets	4,056,288	3,707,352
Total assets	4,060,941	3,794,519
Current liabilities:
Current maturities of long-term debt	29,086	17,664
Other current liabilities	27,067	120,500
Total current liabilities	56,153	138,164
Long-term debt, net of deferred financing costs	2,684,500	2,539,026
Other noncurrent liabilities	200,092	26,231
Total liabilities	2,940,745	2,703,421
Stockholders’ equity	1,120,196	1,091,098
Total liabilities and stockholders’ equity	4,060,941	3,794,519
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
ASSETS
Total current assets	121,549	293,536
Net property, plant and equipment	1,289,348	1,193,705
Intangibles and goodwill, net	2,804,915	2,495,370
Other assets	230,504	10,571
Total assets	4,446,316	3,993,182
Current liabilities:
Current maturities of long-term debt	34
Other current liabilities	204,103	164,393
Total current liabilities	204,137	164,393
Long-term debt, net of deferred financing costs	68
Other noncurrent liabilities	246,312	218,900
Total liabilities	450,517	383,293
Stockholders’ equity	3,995,799	3,609,889
Total liabilities and stockholders’ equity	4,446,316	3,993,182
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
ASSETS
Total current assets	236,967	39,316
Net property, plant and equipment	5,700	20,433
Intangibles and goodwill, net	19,304	30,812
Other assets	184,247	7
Total assets	446,218	90,568
Current liabilities:
Current maturities of long-term debt	175,000
Other current liabilities	14,578	19,429
Total current liabilities	189,578	19,429
Other noncurrent liabilities	251,835	61,587
Total liabilities	441,413	81,016
Stockholders’ equity	4,805	9,552
Total liabilities and stockholders’ equity	446,218	90,568
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Eliminations [Member]
ASSETS
Other assets	(4,425,589)	(3,680,327)
Total assets	(4,425,589)	(3,680,327)
Current liabilities:
Other noncurrent liabilities	(424,985)	(60,886)
Total liabilities	(424,985)	(60,886)
Stockholders’ equity	(4,000,604)	(3,619,441)
Total liabilities and stockholders’ equity	$ (4,425,589)	$ (3,680,327)